Disclosures about Oil and Natural Gas Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - Predecessor - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash flows	$ 4,635,481	$ 6,327,363	$ 11,275,090
Future production costs	(1,998,001)	(2,670,692)	(3,605,107)
Future development and abandonment costs	(1,147,390)	(1,536,063)	(1,726,955)
Future income tax provisions	0	(89,999)	(1,487,121)
Net future cash flows	1,490,090	2,030,609	4,455,907
Less effect of 10% discount factor	(961,309)	(1,345,920)	(2,561,207)
Standardized measure of discounted future net cash flows	$ 528,781	$ 684,689	$ 1,894,700	$ 1,743,772